GOLD STREAM OBLIGATION - Change in stream obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GOLD STREAM OBLIGATION
Balance	$ 180.2	$ 273.5
Settlements during the period	(20.0)	(15.0)
Fair value adjustments related to changes in the Company's own credit risk	24.4	(66.6)
Other fair value adjustments	(20.1)	(11.7)
Balance	164.5	180.2
Less: current portion of gold stream obligation	(21.6)	(18.3)
Non-current portion of gold stream obligation	$ 142.9	$ 161.9